Annual Total Returns[BarChart] - Federated Hermes Corporate Bond Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.98%	10.22%	0.83%	5.85%	(1.95%)	8.22%	6.68%	(2.97%)	13.86%	8.80%